Exceptional items (Tables)	9 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
	€m	€m	€m	€m
Business transformation program	3.7	—	7.1	—
Findus Switzerland integration costs	1.3	—	3.7	—
Fortenova Group integration costs	0.6	—	0.6	—
Release of indemnification assets	—	—	5.0	17.8
Brexit	0.4	0.5	4.7	0.9
Goodfella's Pizza & Aunt Bessie's integration costs	—	0.7	—	3.7
Settlement of legacy matters	—	(1.6)	(1.8)	(2.7)
Factory optimization	0.5	2.9	2.3	7.6
Total exceptional items	6.5	2.5	21.6	27.3